As filed with the Securities and Exchange Commission on May 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.53%
	Air Freight & Logistics - 2.99%
4,500	FedEx Corp.	$417,015

	Biotechnology - 3.32%
5,700	Genentech, Inc.*	462,726

	Capital Markets - 1.49%
5,100	Merrill Lynch & Co., Inc.	207,774

	Commercial Banks - 2.80%
10,300	Bank of America Corp.	390,473

	Communications Equipment - 4.88%
15,000	Cisco Systems, Inc.*	361,350
7,800	QUALCOMM, Inc.	319,800
		681,150

	Computers & Peripherals - 2.36%
22,950	EMC Corp.*	329,103

	Consumer Finance - 8.22%
13,400	American Express Co.	585,848
11,400	Capital One Financial Corp.	561,108
		1,146,956

	Diversified Financial Services - 5.37%
12,900	JPMorgan Chase & Co.	554,055
3,500	Principal Financial Group, Inc.	195,020
		749,075

	Electric Utilities - 0.05%
432	Brookfield Infrastructure Partners L.P.#	7,322

	Electrical Equipment - 3.06%
8,300	Emerson Electric Co.	427,118

	Energy Equipment & Services - 2.93%
4,700	Schlumberger Ltd.#	408,900

	Financial Services - 2.08%
10,800	Brookfield Asset Management, Inc. - Class A#	289,764

	Food & Staples Retailing - 2.27%
9,610	Whole Foods Market, Inc.	316,842

	Hotels, Restaurants & Leisure - 5.19%
2,700	Wynn Resorts, Ltd.	271,728
12,150	Yum! Brands, Inc.	452,102
		723,830

	Household Products - 2.26%
4,500	Procter & Gamble Co.	315,315

	Industrial Conglomerates - 3.27%
12,310	General Electric Co.	455,593

	Information Retrieval Services - 3.00%
950	Google, Inc. - Class A*	418,446

	Insurance - 7.39%
13,900	American International Group, Inc.	601,175
19,000	Genworth Financial, Inc. - Class A	430,160
		1,031,335

	Internet & Catalog Retail - 2.55%
11,900	eBay, Inc.*	355,096

	Machinery - 3.15%
8,480	ITT Corp.	439,349

	Media - 2.46%
10,460	Time Warner, Inc.	146,649
6,250	The Walt Disney Co.	196,125
		342,774

	Oil & Gas - 1.83%
2,650	Suncor Energy, Inc.#	255,328

	Pharmaceuticals - 3.90%
4,800	Genzyme Corp.*	357,792
3,640	Novartis AG - ADR	186,477
		544,269

	Road & Rail - 4.60%
6,965	Burlington Northern Santa Fe Corp.	642,312

	Semiconductor & Semiconductor Equipment - 2.43%
16,000	Intel Corp.	338,880

	Specialty Retail - 2.45%
17,590	CarMax, Inc.*	341,598

	Technology/Hardware - 1.23%
1,200	Apple, Inc.*	172,200
	Total Common Stocks (Cost $12,357,968)	12,210,543

	SHORT-TERM INVESTMENTS - 15.09%
2,104,488	SEI Daily Income Trust Government Fund (Cost $2,104,488)	2,104,488
	Total Investments in Securities (Cost $14,462,456) - 102.62%	14,315,031
	Liabilities in Excess of Other Assets - (2.62)%	(365,085)
	Net Assets - 100.00%	$13,949,946

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows**:

Cost of investments	$14,462,456
Gross unrealized appreciation	$917,934
Gross unrealized depreciation	(1,065,359)
Net unrealized depreciation	$(147,425)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$14,315,031	$14,315,031	$—	$—
Total	$14,315,031	$14,315,031	$—	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   5/27/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   5/27/2008

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   5/23/2008

* Print the name and title of each signing officer under his or her signature.